Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net income allocated available to holders of common shares (in Brazil Real)	R$ 769	R$ 710	R$ 1,220
Weighted average of the number of shares, excluding treasury shares	1,351	1,350	1,348
Basic denominator (millions of shares)	1,351	1,350	1,348
Weighted average of stock option	4	4	6
Diluted denominator (millions of shares)	1,355	1,354	1,353
Basic earnings per million shares (in Brazil Real per share)	R$ 0.569164	R$ 0.525574	R$ 0.905322
Diluted earnings per million shares (in Brazil Real per share)	R$ 0.567277	R$ 0.524174	R$ 0.901589